CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 4,020	$ 4,386
Accounts receivable, net	27,810	14,965
Income tax receivable	136	150
Other current assets	151	618
Due from MSAs	5,886	4,856
Total current assets	38,003	24,975
Equity method investments	525	608
Fixed assets	85	356
Operating lease right of use asset	956	124
Finance lease right of use asset	743	608
Intangibles, net	3,649	4,115
Goodwill	4,448	2,857
Total assets	48,409	33,643
Current liabilities
Accounts payable and accrued liabilities	2,194	2,871
Current portion of debt	515	4,100
Current portion of lease liability	702	521
Current portion of acquisition debt	306
Other current liabilities		96
Total current liabilities	3,717	7,588
Lease liability, net of current portion	1,482	772
Debt, net of current portion	13,169	2,251
Acquisition liability	459
Acquisition share issuance liability		540
Fair value of stock option liability	25	16
Performance share issuance liability		2,668
Deferred income taxes, net	601	599
Total liabilities	19,453	14,434
Commitments and contingencies (Note 17)
SHAREHOLDERS' EQUITY
Common stock: $0.001 par value; 180,000,000 shares authorized; 12,918,866 and 11,275,788 shares issued and outstanding, as of December 31, 2021 and 2020, respectively	13	11
Additional paid-in capital	43,387	30,886
Accumulated deficit	(14,444)	(11,688)
Total shareholders' equity	28,956	19,209
Total liabilities and shareholders' equity	$ 48,409	$ 33,643